PREPAID EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PREPAID EXPENSES
Schedule of prepaid expenses

	September 30,	December 31,
	2023	2022
Prepaid R&D costs	$383,390	$383,390
Prepaid insurance	56,211	508,084
Prepaid expense	20,250	8,500
Total	$459,851	$899,974
Less: Short-term portion	(159,851)	(516,584)
Long-term portion	$300,000	$383,390

	December 31,	December 31,
	2022	2021
Prepaid R&D costs	$383,390	$329,033
Prepaid insurance	508,084	684,191
Prepaid expense	8,500	2,250
Total	$899,974	$1,015,474
Less: Short-term portion	(516,584)	(715,474)
Long-term portion	$383,390	$300,000